Retirement Benefits (Details 10) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in Fair Value of Plan Assets, Significant Unobservable Inputs (Table Amounts) [Abstract]
Fair value of plan assets at beginning of year	$ 26,279
Actual return on plan assets:
Fair value of plan assets at end of year	25,103	$ 26,279
Level 3
Defined Benefit Plan Disclosure (Table Amounts)
Amount of total gains (losses) for the period attributable to the change in unrealized gains or (losses) related to assets held at year-end	83
Changes in Fair Value of Plan Assets, Significant Unobservable Inputs (Table Amounts) [Abstract]
Fair value of plan assets at beginning of year	5,427	5,670
Actual return on plan assets:
Unrealized (losses) gains, net	(13)	67
Realized gains, net	41	170
Purchases	364	513
Sales	(583)	(993)
Fair value of plan assets at end of year	5,236	5,427
High yield debt and Hedge funds | Level 3
Defined Benefit Plan Disclosure (Table Amounts)
Amount of total gains (losses) for the period attributable to the change in unrealized gains or (losses) related to assets held at year-end	(55)
Changes in Fair Value of Plan Assets, Significant Unobservable Inputs (Table Amounts) [Abstract]
Fair value of plan assets at beginning of year	632	822
Actual return on plan assets:
Unrealized (losses) gains, net	(55)	(46)
Realized gains, net	50	89
Purchases	87	21
Sales	(217)	(254)
Fair value of plan assets at end of year	497	632
Private equities
Changes in Fair Value of Plan Assets, Significant Unobservable Inputs (Table Amounts) [Abstract]
Fair value of plan assets at beginning of year	2,030
Actual return on plan assets:
Fair value of plan assets at end of year	1,850	2,030
Private equities | Level 3
Defined Benefit Plan Disclosure (Table Amounts)
Amount of total gains (losses) for the period attributable to the change in unrealized gains or (losses) related to assets held at year-end	(172)
Changes in Fair Value of Plan Assets, Significant Unobservable Inputs (Table Amounts) [Abstract]
Fair value of plan assets at beginning of year	2,030	2,075
Actual return on plan assets:
Unrealized (losses) gains, net	(193)	(60)
Realized gains, net	(2)	10
Purchases	225	431
Sales	(210)	(426)
Fair value of plan assets at end of year	1,850	2,030
Real estate
Changes in Fair Value of Plan Assets, Significant Unobservable Inputs (Table Amounts) [Abstract]
Fair value of plan assets at beginning of year	2,759
Actual return on plan assets:
Fair value of plan assets at end of year	2,886	2,759
Real estate | Level 3
Defined Benefit Plan Disclosure (Table Amounts)
Amount of total gains (losses) for the period attributable to the change in unrealized gains or (losses) related to assets held at year-end	310
Changes in Fair Value of Plan Assets, Significant Unobservable Inputs (Table Amounts) [Abstract]
Fair value of plan assets at beginning of year	2,759	2,767
Actual return on plan assets:
Unrealized (losses) gains, net	235	173
Realized gains, net	(7)	71
Purchases	52	61
Sales	(153)	(313)
Fair value of plan assets at end of year	2,886	2,759
Other Investments | Level 3
Defined Benefit Plan Disclosure (Table Amounts)
Amount of total gains (losses) for the period attributable to the change in unrealized gains or (losses) related to assets held at year-end	0
Changes in Fair Value of Plan Assets, Significant Unobservable Inputs (Table Amounts) [Abstract]
Fair value of plan assets at beginning of year	6	6
Actual return on plan assets:
Unrealized (losses) gains, net	0	0
Realized gains, net	0	0
Purchases	0	0
Sales	(3)	0
Fair value of plan assets at end of year	$ 3	$ 6